Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012 Carrying Value [Member] Real estate owned [Member]	Mar. 31, 2012 Carrying Value [Member] Impaired loans [Member]	Mar. 31, 2012 (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] Real estate owned [Member]	Mar. 31, 2012 (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] Impaired loans [Member]	Mar. 31, 2012 (Level 2) Significant Other Observable Inputs [Member] Real estate owned [Member]	Mar. 31, 2012 (Level 2) Significant Other Observable Inputs [Member] Impaired loans [Member]	Mar. 31, 2012 (Level 3) Significant Unobservable Inputs [Member] Real estate owned [Member]	Mar. 31, 2012 (Level 3) Significant Unobservable Inputs [Member] Impaired loans [Member]
Assets measured at fair value on non-recurring basis
Fair value assets measured on non-recurring basis	$ 0	$ 139	$ 313					$ 139	$ 313